Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Forward Contracts) (Details) - Forward Contracts - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long
Derivative [Line Items]
Derivative, Notional Amount	$ 2,249,279	$ 1,872,478
Short
Derivative [Line Items]
Derivative, Notional Amount	1,766,693	1,890,508
Euro | Long
Derivative [Line Items]
Derivative, Notional Amount	407,849	498,879
Euro | Short
Derivative [Line Items]
Derivative, Notional Amount	1,400,118	1,032,654
United Kingdom, Pounds | Long
Derivative [Line Items]
Derivative, Notional Amount	52,267	1,326
United Kingdom, Pounds | Short
Derivative [Line Items]
Derivative, Notional Amount	81,061	138,077
NIS | Long
Derivative [Line Items]
Derivative, Notional Amount	1,782,959	1,359,105
NIS | Short
Derivative [Line Items]
Derivative, Notional Amount	0	286,192
Other | Long
Derivative [Line Items]
Derivative, Notional Amount	6,204	13,168
Other | Short
Derivative [Line Items]
Derivative, Notional Amount	$ 285,514	$ 433,585